Intangible assets	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Intangible assets
9.     INTANGIBLE ASSETS
Intangible assets consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US $
Finite-lived intangible asset:
Software	2,977,184	3,641,588	523,081
Less: Accumulated amortization	(1,478,777)	(1,974,849)	(283,669)

Total finite-lived intangible asset	1,498,407	1,666,739	239,412

Indefinite-lived intangible asset:
License*	195,000	43,091,503	6,189,707

Total infinite-lived intangible asset	195,000	43,091,503	6,189,707

	1,693,407	44,758,242	6,429,119

Amortization expenses of finite-lived intangible asset for the years
ended December 31,
2017,
2018 and 2019 were RMB284,222
, RMB320,790
and RMB496,072 (US$71,256), respectively.
The estimated useful life of the intangible assets are
6-10
years. The estimated aggregate amortization expenses for each of the five succeeding fiscal years are as follows:

	As of December 31,
	2020	2021	2022	2023	2024
	RMB	RMB	RMB	RMB	RMB
Software	375,118	352,709	198,851	152,450	144,458
	US$	US$	US$	US$	US$
Software	53,882	50,663	28,563	21,898	20,750
*
The
Company
acquired Fushun Insurance Brokerage Co., Ltd in 2019. The acquisition met the “single or similar asset threshold” and is
 not considered as business combination in accordance with ASC Topic 805.